 UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4007

Smith Barney Trust II

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
c/o Citigroup Asset Management
300 First Stamford Place, 4th Floor
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end: December 31
Date of reporting period: June 30, 2005

ITEM 1. REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

SMITH BARNEY
INTERNATIONAL LARGE
CAP FUND

SEMI-ANNUAL REPORT   |   JUNE 30, 2005

Your Serious Money. Professionally Managed.® is a registered service mark of Citigroup Global Markets Inc.

N O T F D I C I N S U R E D • N O T B A N K G U A R A N T E E D • M A Y L O S E V A L U E

Semi-Annual Report • June 30, 2005 SMITH BARNEY INTERNATIONAL LARGE CAP FUND

ROGER GARRET

Roger Garret has 19 years of securities business experience.

Education: BCom from Lincoln College, University of Canterbury, New Zealand; Masters of Applied Science in Economics, Lincoln College.

WILLIAM HAMLYN

William Hamlyn has 10 years of securities business experience.

Education: BA from the University of Manchester; MA in Finance and Investment from the University of Exeter.

FUND OBJECTIVE

The Fund seeks to provide long term capital growth. Dividend income, if any, is incidental to this goal.

What’s Inside
1
Letter From the Chairman
4
Fund at a Glance
5
Fund Expenses
7
Schedule of Investments
11
Statement of Assets and Liabilities
12
Statement of Operations
13
Statements of Changes in Net Assets
14
Financial Highlights
18
Notes to Financial Statements

L E T T E R   F R O M   T H E   C H A I R M A N

Dear Shareholder,

As was the case in the U.S., international equities largely treaded water during the six-month reporting period. During this time, international equities, as measured by the MSCI Europe, Australasia and Far East (“MSCI EAFE”) Index,[i] fell 1.17% while U.S. stocks, as measured by the S&P 500 Index,ii declined 0.81% .

Lackluster economic news, record high oil prices, and a strengthening U.S. dollar all kept the international equity markets from generating momentum. An April 2005 International Monetary Fund World Economic Outlook projected a modest 1.6% growth rate for the Eurozone in 2005 and Japanese growth was expected to be 0.8% in 2005, compared to 2.6% in 2004. In addition, oil prices hit $60 a barrel and led to additional concerns regarding economic growth and a possible increase in inflation. Finally, after falling in 2004, the U.S. dollar surprisingly rose versus the yen and euro over the reporting period. This was bad news for Americans investing overseas, as returns from international securities then decline when translated back into U.S. dollars.

One segment of the international stock market that did generate solid gains was emerging market equities, as the MSCI Emerging Markets Free (“MSCI EMF”) Indexiii gained 6.00% over the period. Many emerging market countries have vast commodity and oil reserves and were the beneficiaries of rising prices. In addition, the U.S. dollar did not appreciate as much versus emerging market currencies as they did with more developed markets.

R. JAY GERKEN, CFA Chairman, President and Chief Executive Officer

Performance Review

For the six months ended June 30, 2005, Class A shares of the Smith Barney International Large Cap Fund, excluding sales charges, returned -2.28% .These shares underperformed the Lipper International Large Cap Value Funds Category Average,[1] which decreased 1.43% for the same time frame.The Fund’s unmanaged benchmark, the MSCI EAFE Index, returned -1.17% for the same period.

PERFORMANCE SNAPSHOT
AS OF JUNE 30, 2005
(excluding sales charges)
(unaudited)

6 Months

International Large Cap Fund—Class A Shares	–2.28%

MSCI EAFE Index	–1.17%
Lipper International Large Cap Value Funds
Category Average	–1.43%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.citigroupam.com.

All class share returns assume the reinvestment of all distributions, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on Fund distributions. Excluding sales charges, Class B shares returned -2.54%, Class C shares returned -2.61% and Class Y shares returned -2.10% over the six months ended June 30, 2005.

[1]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six month period ended June 30, 2005, including the reinvestment of dividends and capital gains distributions, if any, calculated among the 21 funds in the Fund’s Lipper category, and excluding sales charges.

1 Smith Barney International Large Cap Fund | 2005 Semi-Annual Report

Special Shareholder Notices

On June 24, 2005, Citigroup Inc. (“Citigroup”) announced that it has signed a definitive agreement under which Citigroup will sell substantially all of its worldwide asset management business to Legg Mason, Inc. (“Legg Mason”).

As part of this transaction, Smith Barney Fund Management LLC (the “Manager”), currently an indirect wholly-owned subsidiary of Citigroup, would become an indirect wholly-owned subsidiary of Legg Mason.The Manager is the investment manager to the Fund.

The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Citigroup expects the transaction to be completed later this year.

Under the Investment Company Act of 1940, consummation of the transaction will result in the automatic termination of the investment management contract between the Fund and the Manager.Therefore, the Trust’s Board of Trustees will be asked to approve a new investment management contract between the Fund and the Manager. If approved by the Board, the new investment management contract will be presented to the shareholders of the Fund for their approval.

Subsequently, on August 7, 2005, the Board approved the new investment management contract between the Fund and the Manager.

A team of individuals employed by the Citigroup Asset Management Ltd (“Subadviser”) manages the day-to-day operations of the Fund. As of July 8, 2005, the members of the team are Roger Garret, who heads the team, and William Hamlyn.

Roger Garret is a Portfolio Manager of the Fund with day-to-day responsibility for managing the Fund, including initiating buy/sell orders and coordinating with research personnel. Mr. Garret is currently a Director and the Head of Global Equities for the Subadviser and a sector manager with coverage of consumer discretionary, consumer staples, financial, energy and materials. He joined the Subadviser in 1991 and worked as a portfolio manager with the Emerging Market equities team before transitioning into the global team in 2004. Prior to joining the Subadviser he worked at Colonial Mutual as an economist and Fixed Income Manager.

William Hamlyn is a Portfolio Manager of the Fund with day-to-day responsibility for managing the Fund, including initiating buy/sell orders and coordinating with research personnel. He is a Vice President of the Subadviser, and a sector manager with coverage of healthcare, industrials, technology, telecommunications, and utilities. Prior to joining the Subadviser in 2003, Mr. Hamlyn was a Global Equity Investment Manager at AXA Investment Managers (UK) Limited, which he joined in 1995.

Information About Your Fund

As you may be aware, several issues in the mutual fund industry have recently come under the scrutiny of federal and state regulators.The Fund’s Manager and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects.The Fund has been informed that the Manager and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

2 Smith Barney International Large Cap Fund | 2005 Semi-Annual Report

Important information concerning the Fund and its Adviser with regard to recent regulatory developments is contained in the “Additional Information” note in the Notes to the Financial Statements included in this report.

As always, thank you for your confidence in our stewardship of your assets.We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

August 8, 2005

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Keep in mind that the Fund is subject to risks associated with overseas investing, not associated with domestic investing, which could result in significant market fluctuations. These risks include currency fluctuations, changes in political and economic conditions, differing securities regulations and periods of illiquidity, and are heightened for investments in the securities of issuers located in developing countries. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note an investor cannot invest directly in an index.

[i]	The MSCI EAFE Index is an unmanaged index of common stocks of companies located in Europe, Australasia and the Far East.

ii	The S&P 500 Index is an unmanaged index of 500 stocks that is generally representative of the performance of larger companies in the U.S.

iii	The MSCI Emerging Markets Free Index consists of emerging market companies with an average size of $800 million. The index measures the performance of emerging markets in South America, South Africa, Asia and Eastern Europe.

3 Smith Barney International Large Cap Fund | 2005 Semi-Annual Report

Fund at a Glance (unaudited)

Investment Breakdown

As a Percent of Total Investments
Financials
26.8%
Consumer Discretionary
14.6%
Industrials
10.1%
Health Care
9.3%
Energy
8.4%
Materials
6.6%
Telecommunication Services
6.6%
Consumer Staples
6.3%
Utilities
5.2%
Information Technology
4.6%
Time Deposit
1.5%
0.0%
10.0%
20.0%
30.0%
June 30, 2005

4 Smith Barney International Large Cap Fund | 2005 Semi-Annual Report

Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2005 and held for the six months ended June 30, 2005.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period.To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual
	Total Return	Beginning	Ending	Annualized	Expenses
	Without	Account	Account	Expense	Paid During
	Sales Charges(2)	Value	Value	Ratio	the Period(3)

Class A	(2.28)%	$ 1,000.00	$977.20	1.60%	$ 7.84

Class B	(2.54)	1,000.00	974.60	2.41	11.80

Class C	(2.61)	1,000.00	973.90	2.43	11.89

Class Y	(2.10)	1,000.00	979.00	1.24	6.08

(1)	For the six months ended June 30, 2005.

(2)	Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results.

(3)	Expenses are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

5 Smith Barney International Large Cap Fund | 2005 Semi-Annual Report

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return.The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds.To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads).Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

		Beginning	Ending	Annualized	Expenses
	Hypothetical	Account	Account	Expense	Paid During
	Total Return	Value	Value	Ratio	the Period(2)

Class A	5.00%	$1,000.00	$1,016.86	1.60%	$8.00

Class B	5.00	1,000.00	1,012.84	2.41	12.03

Class C	5.00	1,000.00	1,012.74	2.43	12.13

Class Y	5.00	1,000.00	1,018.65	1.24	6.21

(1)	For the six months ended June 30, 2005.

(2)	Expenses are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

6 Smith Barney International Large Cap Fund | 2005 Semi-Annual Report

Schedule of Investments (unaudited)	June 30, 2005

SHARES	SECURITY	VALUE

COMMON STOCK — 97.5%
Australia — 3.1%
103,608	Australia & New Zealand Banking Group Ltd.	$1,716,359
22,200	National Australia Bank Ltd.	520,109

	Total Australia	2,236,468

Belgium — 1.2%
30,943	Fortis	858,416

Denmark — 0.3%
4,550	TDC A/S	195,002

Finland — 3.5%
46,514	Nokia OYJ	779,408
66,589	Stora Enso OYJ, Class R Shares	852,353
44,164	UPM-Kymmene OYJ	847,963

	Total Finland	2,479,724

France — 11.1%
10,650	Accor SA	499,548
31,147	BNP Paribas SA	2,136,637
42,659	Credit Agricole SA	1,081,766
6,337	European Aeronautic Defence and Space Co.	202,021
16,421	France Telecom SA	479,985
5,785	Pinault Printemps Redoute SA	597,013
6,274	Renault SA	553,354
2,952	Sanofi-Aventis	242,503
2,652	Schneider Electric SA	200,051
8,278	Total SA	1,945,941

	Total France	7,938,819

Germany — 8.5%
10,201	Altana AG	584,132
21,898	Bayer AG	730,950
24,084	DaimlerChrysler AG	978,455
6,388	Deutsche Bank AG	500,112
8,723	E.ON AG	777,583
22,638	Epcos AG*	283,746
22,321	Metro AG	1,107,477
2,548	RWE AG	164,554
15,915	Schering AG	979,682

	Total Germany	6,106,691

Hong Kong — 0.8%
121,955	Henderson Land Development Co., Ltd.	583,716

Ireland — 1.3%
33,244	Allied Irish Banks PLC	714,713
12,916	Bank of Ireland	208,144

	Total Ireland	922,857

Italy — 6.4%
102,497	Eni SpA	2,642,567
72,744	SanPaolo IMI SpA	999,786
177,593	UniCredito Italiano SpA	938,404

	Total Italy	4,580,757

See Notes to Financial Statements.

7 Smith Barney International Large Cap Fund | 2005 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	June 30, 2005

SHARES	SECURITY	VALUE

Japan — 21.4%
28,000	Bridgestone Corp.	$538,996
8,700	Canon, Inc.	458,101
53	East Japan Railway Co.	272,383
20,400	Fuji Photo Film Co., Ltd.	656,640
63,000	Fujitsu Ltd.	330,592
13,000	Honda Motor Co., Ltd.	641,150
39,000	Kao Corp.	919,529
31,000	Komatsu Ltd.	240,655
29,500	Konica Minolta Holdings, Inc.	275,557
11,000	Matsushita Electric Industrial Co., Ltd.	166,919
109,000	Mitsubishi Electric Corp.	577,874
170,000	Mitsui Sumitomo Insurance Co., Ltd.	1,531,241
6,100	Nintendo Co., Ltd.	637,995
67,000	Nippon Steel Corp.	155,856
179	NTT DoCoMo, Inc.	264,683
56,000	Ricoh Co., Ltd.	875,016
16,600	Sankyo Co., Ltd.	318,799
5,000	Secom Co., Ltd.	215,039
10,900	Seven-Eleven Japan Co., Ltd.	302,696
102,000	Sumitomo Chemical Co., Ltd.	469,029
96,000	Sumitomo Corp.	769,489
55,000	Sumitomo Electric Industries Ltd.	563,340
30,900	Takeda Pharmaceutical Co., Ltd.	1,532,323
10,440	Takefuji Corp.	705,978
13,400	THK Co., Ltd.	276,675
26,000	Toppan Printing Co., Ltd.	275,449
25,600	Toyota Motor Corp.	916,347
125	West Japan Railway Co.	428,275

	Total Japan	15,316,626

Luxembourg — 1.3%
48,526	Arcelor	952,263

Netherlands — 5.0%
4,919	DSM NV	336,841
7,236	ING Groep NV, CVA	204,592
93,301	Koninklijke KPN NV	783,388
51,290	TNT NV	1,300,014
8,237	Unilever NV, CVA	534,651
13,962	VNU NV	389,697

	Total Netherlands	3,549,183

Norway — 0.5%
40,528	Telenor ASA	323,780

Singapore — 0.3%
27,359	United Overseas Bank Ltd.	230,282
2,736	United Overseas Land Ltd.	3,698

	Total Singapore	233,980

Spain — 1.5%
47,052	Endesa SA	1,104,931

Sweden — 0.3%
10,021	Electrolux AB, Class B Shares	213,789

See Notes to Financial Statements.

8 Smith Barney International Large Cap Fund | 2005 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	June 30, 2005

SHARES	SECURITY	VALUE

Switzerland — 4.5%
26,266	Clariant AG	$349,135
35,929	Credit Suisse Group	1,415,928
1,018	Nestle SA	260,313
6,989	Zurich Financial Services AG	1,203,065

	Total Switzerland	3,228,441

United Kingdom — 26.5%
28,740	AstraZeneca PLC	1,190,712
71,791	Barclays PLC	714,947
193,509	BP PLC	2,015,567
43,190	British American Tobacco PLC	833,135
24,472	British Sky Broadcasting Group PLC	231,426
87,426	Diageo PLC	1,289,913
121,800	GKN PLC	563,361
47,661	GlaxoSmithKline PLC	1,154,352
13,344	GUS PLC	210,637
72,569	HBOS PLC	1,119,494
28,801	InterContinental Hotels Group PLC	363,754
189,992	International Power PLC	701,653
26,597	National Grid Transco PLC†	257,959
11,810	Next PLC	319,491
262,847	Rentokil Initial PLC	752,773
56,058	Royal Bank of Scotland Group PLC	1,694,397
141,415	Sage Group PLC	567,255
39,103	Scottish & Southern Energy PLC	710,133
286,400	Signet Group PLC	558,370
66,519	Smiths Group PLC	1,095,926
1,084,140	Vodafone Group PLC	2,643,286

	Total United Kingdom	18,988,541

	TOTAL COMMON STOCK
	(Cost — $62,260,608)	69,813,984

PREFERRED STOCK — 0.5%
Germany — 0.5%
4,181	Henkel KGaA (Cost — $351,661)	374,421

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT
	(Cost — $62,612,269)	70,188,405

FACE
AMOUNT

SHORT-TERM INVESTMENT — 1.5%
TIME DEPOSIT — 1.5%
1,064,000	State Street Bank & Trust Co., 1.500% due 7/1/05 (Cost — $1,064,000)	1,064,000

	TOTAL INVESTMENTS — 99.5%
	(Cost — $63,676,269#)	71,252,405
	Other Assets in Excess of Liabilities — 0.5%	333,723

	TOTAL NET ASSETS — 100.0%	$71,586,128

*	Non-income producing security.
#	Aggregate cost for Federal income tax purposes is substantially the same.
†	Subsequent to the reporting period, the company’s name changed to National Grid Transco PLC.
Abbreviation used in this schedule: CVA — Certificaaden Van Aandelen (Share Certificates)

See Notes to Financial Statements.

9 Smith Barney International Large Cap Fund | 2005 Semi-Annual Report

Summary of Investments by Sector* (unaudited)

Financials	26.8%
Consumer Discretionary	14.6
Industrials	10.1
Health Care	9.3
Energy	8.4
Materials	6.6
Telecommunication	6.6
Consumer Staples	6.3
Utilities	5.2
Information Technology	4.6
Time Deposit	1.5

100.0%

*	As a percentage of total investments. Please note that Fund holdings are as of June 30, 2005 and are subject to change.

See Notes to Financial Statements.

10 Smith Barney International Large Cap Fund | 2005 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)	June 30, 2005

ASSETS:
Investments, at value (Cost — $63,676,269)	$71,252,405
Foreign currency, at value (Cost — $114,824)	113,675
Cash	247
Dividends and interest receivable	329,549
Receivable for Fund shares sold	119,963
Prepaid expenses	32,601

Total Assets	71,848,440

LIABILITIES:
Management fee payable	49,532
Payable for Fund shares repurchased	38,474
Distribution fees payable	35,320
Transfer agent fees payable	18,026
Trustees’ fees payable	660
Accrued expenses	120,300

Total Liabilities	262,312

Total Net Assets	$71,586,128

NET ASSETS:
Par value (Note 6)	$67
Paid-in capital in excess of par value	65,506,836
Undistributed net investment income	843,880
Accumulated net realized loss on investments and foreign currency transactions	(2,339,336)
Net unrealized appreciation of investments and foreign currency transactions	7,574,681

Total Net Assets	$71,586,128

Shares Outstanding:
Class A	3,176,808

Class B	697,882

Class C	2,591,731

Class Y	211,689

Net Asset Value:
Class A (and redemption price)	$10.72

Class B	$10.35	**

Class C	$10.82	**

Class Y	$10.73

Maximum Public Offering Price Per Share:
Class A (based on maximum sales charge of 5.00%)	$11.28	*

*	Based upon a single purchase of less than $25,000.

**	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

See Notes to Financial Statements.

11 Smith Barney International Large Cap Fund | 2005 Semi-Annual Report

Statement of Operations (unaudited)	For the Six Months Ended June 30, 2005

INVESTMENT INCOME:
Dividends	$1,671,048
Interest	8,988
Less: Foreign taxes withheld	(187,943)

Total Investment Income	1,492,093

EXPENSES:
Management fee (Note 2)	286,726
Distribution fees (Notes 2 and 4)	196,683
Custody	58,683
Transfer agent fees (Notes 2 and 4)	43,726
Shareholder reports (Note 4)	33,966
Registration fees	20,129
Audit and tax	11,932
Legal fees	6,307
Trustees’ fees (Note 2)	1,582
Miscellaneous expenses	3,210

Total Expenses	662,944

Net Investment Income	829,149

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS (NOTES 1 AND 3):
Net Realized Gain (Loss) From:
Investment transactions	1,775,979
Foreign currency transactions	(52,180)

Net Realized Gain	1,723,799

Change in Net Unrealized Appreciation/Depreciation From:
Investments	(4,225,175)
Foreign currency transactions	(13,034)

Change in Net Unrealized Appreciation/Depreciation	(4,238,209)

Net Loss on Investments and Foreign Currency Transactions	(2,514,410)

Decrease in Net Assets From Operations	$(1,685,261)

See Notes to Financial Statements.

12 Smith Barney International Large Cap Fund | 2005 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended June 30, 2005 (unaudited)
and the Year Ended December 31, 2004
	2005	2004

OPERATIONS:
Net investment income	$829,149	$236,060
Net realized gain	1,723,799	5,684,299
Change in net unrealized appreciation/depreciation	(4,238,209)	2,933,009

Increase (Decrease) in Net Assets From Operations	(1,685,261)	8,853,368

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 5):
Net investment income	—	(366,491)

Decrease in Net Assets From Distributions to Shareholders	—	(366,491)

FUND SHARE TRANSACTIONS (NOTE 6):
Net proceeds from sale of shares	16,793,983	16,705,779
Reinvestment of distributions	—	233,526
Cost of shares repurchased	(6,963,302)	(11,284,336)

Increase in Net Assets From Fund Share Transactions	9,830,681	5,654,969

Increase in Net Assets	8,145,420	14,141,846
NET ASSETS:
Beginning of period	63,440,708	49,298,862

End of period*	$71,586,128	$63,440,708

* Includes undistributed net investment income of:	$843,880	$14,731

See Notes to Financial Statements.

13 Smith Barney International Large Cap Fund | 2005 Semi-Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

Class A	2005(1)(2)		2004(1)	2003(1)	2002(1)	2001	2000

Net Asset Value, Beginning of Period	$10.97		$9.45	$7.39	$8.57	$10.91	$15.92

Income (Loss) From Operations:
Net investment income (loss)	0.15		0.07	0.05	0.02	(0.01)	(0.09)
Net realized and unrealized gain (loss)	(0.40)		1.55	2.06	(1.20)	(2.29)	(3.86)

Total Income (Loss) From Operations	(0.25)		1.62	2.11	(1.18)	(2.30)	(3.95)

Less Distributions From:
Net investment income	—		(0.10)	(0.05)	—	(0.02)	—
Net realized gains	—		—	—	—	(0.02)	(1.06)

Total Distributions	—		(0.10)	(0.05)	—	(0.04)	(1.06)

Net Asset Value, End of Period	$10.72		$10.97	$9.45	$7.39	$8.57	$10.91

Total Return(3)	(2.28)%		17.24%	28.55%	(13.77)%	(21.13)%	(24.82)%

Net Assets, End of Period (000s)	$34,060		$34,599	$32,605	$16,469	$19,767	$27,365

Ratios to Average Net Assets:
Gross expenses	1.60	%(4)	1.83%	2.17%	2.95%	2.76%	1.91%
Net expenses(5)	1.60	(4)	1.69 (6)	1.75 (6)	1.75 (6)	1.75 (6)	1.75 (6)
Net investment income (loss)	2.73	(4)	0.73	0.59	0.31	(0.13)	(0.91)

Portfolio Turnover Rate	12%		60%	120%	88%	96%	—

(1)	Per share amounts have been calculated using the average shares method.
(2)	For the six months ended June 30, 2005 (unaudited).
(3)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Total returns for periods of less than one year are not annualized.
(4)	Annualized.
(5)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 1.75%.
(6)	The investment manager voluntarily waived all or a portion of its management fee and/or reimbursed expenses.

See Notes to Financial Statements.

14 Smith Barney International Large Cap Fund | 2005 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

Class B	2005(1)(2)		2004(1)	2003(1)	2002(1)	2001	2000

Net Asset Value, Beginning of Period	$10.62		$9.13	$7.16	$8.36	$10.73	$15.81

Income (Loss) From Operations:
Net investment income (loss)	0.10		(0.00)(3)	(0.02)	(0.04)	(0.08)	(0.17)
Net realized and unrealized gain (loss)	(0.37)		1.50	1.99	(1.16)	(2.25)	(3.85)

Total Income (Loss) From Operations	(0.27)		1.50	1.97	(1.20)	(2.33)	(4.02)

Less Distributions From:
Net investment income	—		(0.01)	—	—	(0.02)	—
Net realized gains	—		—	—	—	(0.02)	(1.06)

Total Distributions	—		(0.01)	—	—	(0.04)	(1.06)

Net Asset Value, End of Period	$10.35		$10.62	$9.13	$7.16	$8.36	$10.73

Total Return(4)	(2.54)%		16.40%	27.51%	(14.35)%	(21.76)%	(25.44)%

Net Assets, End of Period (000s)	$7,220		$7,617	$8,342	$836	$348	$434

Ratios to Average Net Assets:
Gross expenses	2.41	%(5)	2.61%	2.92%	3.70%	3.51%	2.66%
Net expenses(6)	2.41	(5)	2.44 (7)	2.50 (7)	2.50 (7)	2.50 (7)	2.50 (7)
Net investment income (loss)	1.92	(5)	(0.03)	(0.29)	(0.50)	(0.85)	(1.60)

Portfolio Turnover Rate	12%		60%	120%	88%	96%	—

(1)	Per share amounts have been calculated using the average shares method.
(2)	For the six months ended June 30, 2005 (unaudited).
(3)	Amount represents less than $0.01 per share.
(4)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Total returns for periods of less than one year are not annualized.
(5)	Annualized.
(6)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 2.50%.
(7)	The investment manager voluntarily waived all or a portion of its management fee and/or reimbursed expenses.

See Notes to Financial Statements.

15 Smith Barney International Large Cap Fund | 2005 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

Class C(1)	2005(2)(3)		2004(2)	2003(2)	2002(2)	2001	2000(2)

Net Asset Value, Beginning of Period	$11.11		$9.55	$7.47	$8.72	$11.17	$13.20

Income (Loss) From Operations:
Net investment income (loss)	0.12		(0.01)	(0.02)	(0.02)	(0.33)	(0.01)
Net realized and unrealized gain (loss)	(0.41)		1.57	2.10	(1.23)	(2.08)	(1.15)

Total Income (Loss) From Operations	(0.29)		1.56	2.08	(1.25)	(2.41)	(1.16)

Less Distributions From:
Net investment income	—		(0.00) (5)	—	—	(0.02)	—
Net realized gains	—		—	—	—	(0.02)	(0.87)

Total Distributions	—		(0.00) (5)	—	—	(0.04)	(0.87)

Net Asset Value, End of Period	$10.82		$11.11	$9.55	$7.47	$8.72	$11.17

Total Return(6)	(2.61)%		16.37%	27.84%	(14.33)%	(21.61)%	(8.50)%

Net Assets, End of Period (000s)	$28,034		$19,040	$7,368	$1,147	$699	$105

Ratios to Average Net Assets:
Gross expenses	2.43	%(7)	2.65%	2.86%	3.55%	3.35%	3.00	%(7)
Net expenses(8)	2.43	(7)	2.42 (9)	2.44 (9)	2.35 (9)	2.35 (9)	2.35	(7)(9)
Net investment income (loss)	2.17	(7)	(0.10)	(0.27)	(0.32)	(0.77)	(1.84)	(7)

Portfolio Turnover Rate	12%		60%	120%	88%	96%	—

(1)	On April 29, 2004, Class L shares were renamed Class C shares.
(2)	Per share amounts have been calculated using the average shares method.
(3)	For the six months ended June 30, 2005 (unaudited).
(4)	For the period September 22, 2000 (Commencement of Operations) to December 31, 2000.
(5)	Amount represents less than $0.01 per share.
(6)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Total returns for periods of less than one year are not annualized.
(7)	Annualized.
(8)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 2.50%.
(9)	The investment manager voluntarily waived all or a portion of its management fee and/or reimbursed expenses.

See Notes to Financial Statements.

16 Smith Barney International Large Cap Fund | 2005 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

Class Y(1)	2005(2)		2004	2003(3)

Net Asset Value, Beginning of Period	$10.96		$9.46	$7.46

Income (Loss) From Operations:
Net investment income (loss)	0.17		0.09	(0.01)
Net realized and unrealized gain (loss)	(0.40)		1.56	2.07

Total Income (Loss) From Operations	(0.23)		1.65	2.06

Less Distributions From:
Net investment income	—		(0.15)	(0.06)

Total Distributions	—		(0.15)	(0.06)

Net Asset Value, End of Period	$10.73		$10.96	$9.46

Total Return(4)	(2.10)%		17.60%	27.58%

Net Assets, End of Period (000s)	$2,272		$2,185	$984

Ratios to Average Net Assets:
Gross expenses	1.24	%(5)	1.49%	1.90	%(5)
Net expenses(6)	1.24	(5)	1.43 (7)	1.48	(5)(7)
Net investment income (loss)	3.10	(5)	0.94	(0.18	)(5)

Portfolio Turnover Rate	12%		60%	120%

(1)	Per share amounts have been calculated using the average shares method.
(2)	For the six months ended June 30, 2005 (unaudited).
(3)	For the period May 20, 2003 (Commencement of operations) to December 31, 2003.
(4)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Total returns for periods of less than one year are not annualized.
(5)	Annualized.
(6)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 1.50%.
(7)	The investment manager voluntarily waived all or a portion of its management fee and/or reimbursed expenses.

See Notes to Financial Statements.

17 Smith Barney International Large Cap Fund | 2005 Semi-Annual Report

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Smith Barney International Large Cap Fund (the “Fund”), is a separate diversified series of Smith Barney Trust II (“Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund.These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities.When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Short-term obligations maturing within 60 days are valued at amortized cost, which approximates market value.

(b) Concentration Risk. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in a foreign currency and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(c) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method.

(d) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise

18 Smith Barney International Large Cap Fund | 2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) Distributions to Shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Expenses. Direct expenses are charged to the Fund; general expenses of the Trust are allocated to the funds based on each fund’s relative net assets.

(g) Class Accounting. Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

(h) Federal and Other Taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies.Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(i) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting.These reclassifications have no effect on net assets or net asset values per share.

2. Management Agreement and Other Transactions with Affiliates

Smith Barney Fund Management LLC (“SBFM”), an indirect wholly-owned subsidiary of Citigroup Inc. (“Citigroup”), acts as investment manager to the Fund. Citigroup Asset Management Ltd. acts as subadviser (“Subadviser”). The Manager oversees the Fund’s operations, while the Subadviser selects the Fund’s investments.The Subadviser’s compensation is payable by the Manager.The Fund pays SBFM a management fee calculated at the annual rate of 0.85% of the Fund’s average daily net assets. This fee is calculated daily and paid monthly.

Citicorp Trust Bank, fsb. (“CTB”), another subsidiary of Citigroup, acts as the Fund’s transfer agent, PFPC Inc. (“PFPC”), acts as the Fund’s sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder record-keeping and financial processing for all shareholder accounts and is paid by CTB. During the six months ended June 30, 2005, the Fund paid transfer agent fees of $15,553 to CTB.

Citigroup Global Markets Inc. (“CGM”) another indirect wholly-owned subsidiary of Citigroup, acts as the Fund’s distributor.

There is a maximum initial sales charge of 5.00% for Class A shares.There is a contingent deferred sales charge (“CDSC”) of 5.00% on Class B shares, which applies if redemption occurs within one year from purchase and declines thereafter by 1.00% per year until no CDSC is incurred. Class C shares also have a 1.00% CDSC, which applies if redemption occurs within one year from purchase. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment.This CDSC only applies to those purchases of Class A shares which, when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate.These purchases do not incur an initial sales charge.

19 Smith Barney International Large Cap Fund | 2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

For the six months ended June 30, 2005, CGM received sales charges of approximately $11,200 on sales of the Fund’s Class A shares. In addition, for the six months ended June 30, 2005, CDSCs paid to CGM and were approximately:

	Class B	Class C

CDSCs	$3,200	$100

During the six months ended June 30, 2005, Citigroup Global Markets Inc. or its affiliates did not receive any brokerage commissions.

All officers and one Trustee of the Trust are employees of Citigroup or its affiliates and do not receive compensation from the Trust.

The Trustees of the Fund have adopted a Retirement Plan (“Plan”) for all Trustees who are not “interested persons” of the Fund, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75.Trustees may retire under the Plan before attaining the mandatory retirement age.Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the entirety of the calendar year of the applicable Trustee’s retirement. Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). Benefits under the Plan are unfunded. Three former Trustees are currently receiving payments under the Plan. The Fund’s allocable share of the expenses of the Plan for the six months ended June 30, 2005 was $422.

3. Investments

During the six months ended June 30, 2005, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$17,528,738

Sales	7,717,667

At June 30, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$8,635,256
Gross unrealized depreciation	(1,059,120)

Net unrealized appreciation	$7,576,136

20 Smith Barney International Large Cap Fund | 2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

4. Class Specific Expenses

Pursuant to a Distribution Plan, the Fund pays a service fee with respect to its Class A, B and C shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class.The Fund also pays a distribution fee with respect to its Class B and C shares calculated at the annual rate of 0.75% of the average daily net assets of each class, respectively. For the six months ended June 30, 2005, total Distribution fees, which are accrued daily and paid monthly, were as follows:

	Class A	Class B	Class C

Distribution Fees	$43,054	$36,504	$117,125

For the six months ended June 30, 2005, total Transfer Agent fees were as follows:

	Class A	Class B	Class C	Class Y

Transfer Agent Fees	$18,035	$5,237	$20,426	$28

For the six months ended June 30, 2005, total Shareholder Reports expenses were as follows:

	Class A	Class B	Class C	Class Y

Shareholder Reports Expenses	$16,977	$3,966	$11,944	$1,079

5. Distributions Paid to Shareholders by Class

	Six Months Ended	Year Ended
	June 30, 2005	December 31, 2004

Net investment income
Class A	—	$326,424
Class B	—	4,928
Class C‡	—	5,454
Class Y	—	29,685

Total	—	$366,491

‡	On April 29, 2004, Class L shares were renamed Class C shares.

6. Shares of Beneficial Interest

At June 30, 2005, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share.The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses specifically related to the distribution of its shares.

21 Smith Barney International Large Cap Fund | 2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

Transactions in shares of each class were as follows:

	Six Months Ended		Year Ended
	June 30, 2005		December 31, 2004

	Shares	Amount	Shares	Amount

Class A
Shares sold	257,500	$2,798,879	294,050	$2,905,472
Shares issued on reinvestment	—	—	21,439	223,649
Shares repurchased	(235,604)	(2,547,784)	(612,344)	(5,968,687)

Net Increase (Decrease)	21,896	251,095	(296,855)	$(2,839,566)

Class B
Shares sold	84,312	889,894	76,798	733,671
Shares issued on reinvestment	—	—	443	4,572
Shares repurchased	(103,391)	(1,085,648)	(273,491)	(2,586,482)

Net Decrease	(19,079)	(195,754)	(196,250)	$(1,848,239)

Class C‡
Shares sold	1,164,862	$12,797,111	1,169,620	$11,708,768
Shares issued on reinvestment	—	—	492	5,305
Shares repurchased	(287,087)	(3,154,839)	(228,076)	(2,299,307)

Net Increase	877,775	$9,642,272	942,036	9,414,766

Class Y
Shares sold	28,545	308,099	138,464	1,357,868
Shares repurchased	(16,214)	(175,031)	(43,122)	(429,860)

Net Increase	12,331	133,068	95,342	928,008

‡	Effective April 29, 2004, Class L shares were renamed Class C shares.

7. Capital Loss Carryforward

On December 31, 2004, the Fund had a net capital loss carryforward of $3,923,677 of which $207,012 expires in 2009, $1,553,217 expires in 2010 and $2,163,448 expires in 2011.This amount will be available to offset like amounts of any future taxable gains.

8. Change in Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP has resigned as the independent registered public accounting firm for the Fund effective June 22, 2005. The Fund’s Audit Committee has approved the engagement of KPMG LLP as the Fund’s new independent registered public accounting firm for the fiscal year ending December 31, 2005.A majority of the Fund’s Board of Trustees, including a majority of the independent Trustees, approved the appointment of KPMG LLP.

The reports of PricewaterhouseCoopers LLP on the Fund’s financial statements for each of the last two fiscal years contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles.There have been no disagreements with PricewaterhouseCoopers LLP during the Fund’s two most recent fiscal years and any subsequent interim period on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure which, if not resolved to the satisfaction of PricewaterhouseCoopers LLP, would have caused them to make reference thereto in their reports on the financial statements for such years.

22 Smith Barney International Large Cap Fund | 2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

9. Additional Information

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”) and Citigroup Global Markets Inc. (“CGMI”) relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Funds”).

The SEC order finds that SBFM and CGMI willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order finds that SBFM and CGMI knowingly or recklessly failed to disclose to the boards of the Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that includes the fund’s investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGMI.The order also finds that SBFM and CGMI willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Funds’ best interests and that no viable alternatives existed. SBFM and CGMI do not admit or deny any wrongdoing or liability.The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

The SEC censured SBFM and CGMI and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act.The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million.Approximately $24.4 million has already been paid to the Funds, primarily through fee waivers.The remaining $183.7 million, including the penalty, has been paid to the U.S.Treasury and will be distributed pursuant to a plan to be prepared by Citigroup and submitted within 90 days of the entry of the order for approval by the SEC.The order also requires that transfer agency fees received from the Funds since December 1, 2004 less certain expenses be placed in escrow and provides that a portion of such fees may be subsequently distributed in accordance with the terms of the order.

The order requires SBFM to recommend a new transfer agent contract to the Fund boards within 180 days of the entry of the order; if a Citigroup affiliate submits a proposal to serve as transfer agent or sub-transfer agent, an independent monitor must be engaged at the expense of SBFM and CGMI to oversee a competitive bidding process. Under the order, Citigroup also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004. That policy, as amended, among other things, requires that when requested by a Fund board, CAM will retain at its own expense an independent consulting expert to advise and assist the board on the selection of certain service providers affiliated with Citigroup.

At this time, there is no certainty as to how the proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made.Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Funds.

23 Smith Barney International Large Cap Fund | 2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

10. Legal Matters

Beginning in June, 2004, class action lawsuits alleging violations of the federal securities laws were filed against Citigroup Global Markets Inc. (the “Distributor”) and a number of its affiliates, including Smith Barney Fund Management LLC and Salomon Brothers Asset Management Inc (the “Advisers”), substantially all of the mutual funds managed by the Advisers, including the Fund (the “Funds”), and directors or trustees of the Funds (collectively, the “Defendants”). The complaints alleged, among other things, that the Distributor created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Advisers caused the Funds to pay excessive brokerage commissions to the Distributor for steering clients towards proprietary funds. The complaints also alleged that the defendants breached their fiduciary duty to the Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Funds’ contracts with the Advisers, recovery of all fees paid to the Advisers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. While the lawsuit is in its earliest stages, to the extent that the Complaint purports to state causes of action against the Funds, Citigroup Asset Management believes the Funds have significant defenses to such allegations, which the Funds intend to vigorously assert in responding to the Complaint.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the Defendants in the future.

As of the date of this report, Citigroup Asset Management and the Funds believe that the resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of the Advisers and their affiliates to continue to render services to the Funds under their respective contracts.

11. Other Matters

On June 24, 2005, Citigroup announced that it has signed a definitive agreement under which Citigroup will sell substantially all of its worldwide asset management business to Legg Mason, Inc. (“Legg Mason”).

As part of this transaction, SBFM (the “Manager”), currently an indirect wholly owned subsidiary of Citigroup, would become an indirect wholly owned subsidiary of Legg Mason.The Manager is the investment manager to the Fund.

The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Citigroup expects the transaction to be completed later this year.

Under the 1940 Act, consummation of the transaction will result in the automatic termination of the investment management contract between the Fund and the Manager. Therefore, the Trust’s Board of Trustees will be asked to approve a new investment management contract between the Fund and the Manager. If approved by the Board, the new investment management contract will be presented to the shareholders of the Fund for their approval.

Subsequently, on August 7, 2005, the Board approved the new investment management contract between the Fund and the Manager.

24 Smith Barney International Large Cap Fund | 2005 Semi-Annual Report

SMITH BARNEY
INTERNATIONAL LARGE CAP FUND

TRUSTEES	INVESTMENT MANAGER
Elliott J. Berv	Smith Barney Fund Management LLC
Donald M. Carlton
A. Benton Cocanougher	SUBADVISER
Mark T. Finn	Citigroup Asset Management Ltd.
R. Jay Gerken, CFA,
Chairman	DISTRIBUTOR
Stephen Randolph Gross	Citigroup Global Markets Inc.
Diana R. Harrington
Susan B. Kerley	CUSTODIAN
Alan G. Merten	State Street Bank
R. Richardson Pettit	& Trust Company

OFFICERS	TRANSFER AGENT
R. Jay Gerken, CFA	Citicorp Trust Bank, fsb.
President and	125 Broad Street, 11th Floor
Chief Executive Officer	New York, NY 10004

Andrew B. Shoup	SUB-TRANSFER AGENT
Senior Vice President and	PFPC Inc.
Chief Administrative Officer	P.O. Box 9699
Providence, RI 02940-9699
Frances M. Guggino
Treasurer and	INDEPENDENT
Chief Financial Officer	REGISTERED
PUBLIC ACCOUNTING
Andrew Beagley	FIRM
Chief Anti-Money Laundering	KPMG LLP
Compliance Officer and	757 Third Avenue
Chief Compliance Officer	New York, NY 10017

Wendy S. Setnicka
Controller

Robert I. Frenkel
Secretary and Chief Legal Officer

Smith Barney Trust II

Smith Barney International Large Cap Fund The fund is a separate investment fund of the Smith Barney Trust II, a Massachusetts business trust.

This report is submitted for general information of the shareholders of Smith Barney Trust II — Smith Barney International Large Cap Fund but it may also be used as sales literature when preceded or accompanied by a current Prospectus.

SMITH BARNEY INTERNATIONAL LARGE CAP FUND Smith Barney Mutual Funds
125 Broad Street, MF-2
New York, NY 10004

This document must be preceded or accompanied by a free prospectus. Please read the prospectus carefully and consider the information found within this document including investment objectives, risks, charges and expenses before you invest or send money.

www.citigroupam.com

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Fund’s website at www.citigroupam.com and (3) on the SEC’s website at www.sec.gov.

	©2005 Citigroup Global Markets Inc. Member NASD, SIPC FD02625 8/05	05-8946

ITEM 2.	CODE OF ETHICS.
Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.
Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.	[RESERVED]

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY
AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) Not applicable.
(b) Attached hereto.

Exhibit 99.CERT	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Trust II

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Smith Barney Trust II

Date: September 7, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Smith Barney Trust II

Date: September 7, 2005

By:	/s/ Frances M. Guggino
(Frances M. Guggino)
Chief Financial Officer of
Smith Barney Trust II

Date: September 7, 2005